Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of significant accounting policies
Schedule of useful lives of property, plant and equipment

Buildings and leasehold improvements	3-30 years
Plant, machinery and equipment	4-15 years
Furniture and fixtures	3-15 years
Computer equipment	3-10 years

Schedule of useful lives of right-of-use assets

Right-of Use assets relating to buildings	>1-20 years
Right-of Use assets relating to plant and machinery	2-7 years
Right-of Use assets relating to motor vehicles	3-4 years

Schedule of useful lives of intangible assets

Trademarks	2-10 years
Developed technologies	6-18 years
Customer related intangibles	5-8 years
Patents and licences	15 years or shorter life

Schedule of weighted average number of ordinary shares

	2021	2020	2019
	Shares in	Shares in	Shares in
	thousands	thousands	thousands
Issued ordinary shares 1 January	163,915	150,903	149,063
Treasury shares 1 January	(250)	(250)	(250)
Effect of weighted average share capital increase	1,953	2,508	—
Effect of weighted average share options exercised	788	591	913
Weighted average number of ordinary shares 31 December	166,406	153,752	149,726

Schedule of impact changes in accounting policies

	31 Dec 2020		31 Dec 2020
	formerly reported	adjustments	restated
	k€	k€	k€
Deferred tax asset	24,950	(558)	24,392
Total non-current assets	804,051	(558)	803,493
Total assets	1,462,895	(558)	1,462,337
Provisions	22,899	(2,168)	20,731
Total non-current liabilities	531,590	(2,168)	529,422
Accumulated deficit	(434,249)	1,610	(432,639)
Total stockholders' equity	722,846	1,610	724,456
Total liabilities and stockholders' equity	1,462,895	(558)	1,462,337

	Year ended
	31 December 2020		Year ended	Year ended		Year ended
	Formerl		31 December 2020	31 December 2019		31 December 2019
	reported	adjustments	restated	formerly reported	adjustments	restated
	k€	k€	k€
Selling, general and administrative expenses	(77,238)	33	(77,205)	(66,546)	113	(66,433)
Total operating income and (expenses)	(77,220)	33	(77,187)	(70,297)	113	(70,184)
Operating income	48,523	33	48,556	62,594	113	62,707
Income before taxes	25,807	33	25,840	56,562	113	56,675
Deferred tax income (expense)	(7,490)	(7)	(7,497)	(6,706)	(29)	(6,735)
Total taxes	(19,555)	(7)	(19,562)	(19,334)	(29)	(19,363)
Net income	6,252	26	6,278	37,228	84	37,312
Net income per share (basic)	0.04	—	0.04	0.25	—	0.25
Net income per share (diluted)	0.04	—	0.04	0.25	—	0.25